Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 430,258	$ 343,826	$ 224,490
Cost of revenues	(80,863)	(66,571)	(62,011)
Gross profit	349,395	277,255	162,479
General and administrative expenses	(70,780)	(69,611)	(41,547)
Operating income	198,559	140,437	78,420
Equity in profits of subsidiaries and PRC Domestic Entities		263	282
Other-than-temporary impairment on available-for-sale security	(14)	(4,343)
Foreign exchange (loss) gain	90	1	(462)
Income before income taxes	207,709	144,214	81,370
Income tax expenses	(55,905)	(42,617)	(18,222)
Net income	151,804	101,597	63,148
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,378	10,839	5,344
Unrealized (loss) gain on available-for-sale security	743		(721)
Reclassification adjustment for loss included in net income		721
Other comprehensive income, net of tax	2,121	11,560	4,623
Comprehensive income	153,925	113,157	67,771
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
General and administrative expenses	(49)	(1,764)	(1,127)
Operating income	(49)	(1,764)	(1,127)
Equity in profits of subsidiaries and PRC Domestic Entities	151,649	107,732	64,715
Other-than-temporary impairment on available-for-sale security	(14)	(4,343)
Foreign exchange (loss) gain	224		(480)
Income before income taxes	151,810	101,625	63,108
Income tax expenses
Net income	151,810	101,625	63,108
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,378	10,839	5,344
Unrealized (loss) gain on available-for-sale security	743		(721)
Reclassification adjustment for loss included in net income		721
Other comprehensive income, net of tax	2,121	11,560	4,623
Comprehensive income	$ 153,931	$ 113,185	$ 67,731